17. FINANCIAL INSTRUMENTS (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents
Balances in Banks	$ 21,158,613	$ 22,035,392
Short-term deposits	10,003,733	25,178,125
Trade and other accounts receivable
Current	187,422,436	180,332,662
Non-current	742,414	4,624,317
Other financial assets
Accounts receivable from related entities, current	11,379,684	12,954,739
Financial assets available for sale, current	2,425,216	2,554,984
Other financial assets, current	7,656	259,436
Financial liabilities
Financial liabilities at fair value with change in income	55,759	2,315,741
Other financial liabilities
Trade and other payable, Current trading creditors	76,352,397	76,055,889
Trade and other payable, Other current accounts payable	3,556,832	605,601
Book value
Cash and cash equivalents
Balances in Banks	21,158,613	22,035,392
Short-term deposits	10,003,733	25,178,125
Trade and other accounts receivable
Current	187,422,436	180,332,662
Non-current	742,414	4,624,317
Other financial assets
Accounts receivable from related entities, current	11,379,684	12,954,739
Financial assets available for sale, current	0	0
Financial assets at fair value with change in income, current derivatives	0	0
Hedge assets, current derivatives	0	0
Hedge assets, non-current derivatives	0	0
Other financial assets, current		50,859
Financial liabilities
Bank loans, current	113,957,750	80,010,080
Bank loans, non-current	25,959,595	26,453,065
Obligations with the public, current	23,144,728	14,042,688
Obligations with the public, non-current	98,259,850	118,565,920
Finance lease, current	37,037
Finance lease, non-current	460,338
Financial liabilities at fair value with change in income	0	0
Hedge liabilities, current derivatives	0	0
Hedge liabilities, non-current derivatives	0	0
Other financial liabilities
Trade and other payable, Current trading creditors	76,352,397	76,055,889
Trade and other payable, Other current accounts payable	44,401,385	42,555,644
Accounts payable to related entities, current	7,361,779	5,256,371
Accounts payable to related entities, non-current	292,555	319,601
Fair value
Cash and cash equivalents
Balances in Banks	21,158,613	22,035,392
Short-term deposits	10,003,733	25,178,125
Trade and other accounts receivable
Current	187,422,436	180,332,662
Non-current	742,414	4,624,317
Other financial assets
Accounts receivable from related entities, current	11,379,684	12,954,739
Financial assets available for sale, current	2,425,216	2,554,984
Financial assets at fair value with change in income, current derivatives	7,656	259,436
Hedge assets, current derivatives	7,832,335	2,626,811
Hedge assets, non-current derivatives	25,591,638	18,303,296
Other financial assets, current		50,859
Financial liabilities
Bank loans, current	114,136,596	81,093,632
Bank loans, non-current	26,086,278	27,127,844
Obligations with the public, current	23,622,746	14,526,824
Obligations with the public, non-current	93,975,665	115,129,438
Finance lease, current	0
Finance lease, non-current	0
Financial liabilities at fair value with change in income	55,759	2,315,741
Hedge liabilities, current derivatives	3,257,209	5,630,537
Hedge liabilities, non-current derivatives	3,130,342	3,973,051
Other financial liabilities
Trade and other payable, Current trading creditors	76,352,397	76,055,889
Trade and other payable, Other current accounts payable	44,401,385	42,555,644
Accounts payable to related entities, current	7,361,779	5,256,371
Accounts payable to related entities, non-current	$ 292,555	$ 319,601